Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 1,049,846	$ 483,325
Less: unearned income		(317,286)	(129,065)
Container leaseback financing receivable	[1]	732,560	354,260
Less: Allowance for credit losses		(121)	(113)
Container leaseback financing receivable, net		732,439	354,147
Amounts due within one year		50,239	30,317
Amounts due beyond one year		$ 682,200	$ 323,830

[1]	One major customer represented 95.9% and 90.6% of the Company’s container leaseback financing receivable portfolio as of March 31, 2022 and December 31, 2021, respectively.